Schedule of loss profit before tax (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lossprofit Before Tax
Amortization of intangible asset	$ 231,710	$ 217,124	$ 85,474
(Reversal of)/provision for expected credit loss (“ECL”)	(2,110)	26,049
Bad debt written off	9,068	227,067	696,526
Depreciation of plant and equipment	55,754	207,649	123,006
Employee benefits expense (see below)	1,303,025	1,665,720	1,994,543
Exchange loss/(gain)	3,754	(96,964)	115,943
Loss on disposal of plant and equipment	533		245
Share-based payment expenses	3,606,000
Written-off of plant and equipment	53,295	1,731	7,925
Salaries, bonuses, and allowances	1,148,061	1,471,162	1,800,863
Employer’s contribution to defined contributions plans	118,555	106,688	190,079
Skills development levy	$ 1,580	$ 2,035	$ 3,601